Operating Segments - Schedule of Operating Segments (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2021	Oct. 31, 2020	Jan. 31, 2020
Other smaller operating segments and corporate adjustments [member]
Disclosure of operating segments [line items]
Tax-exempt income	$ 69	$ 67	$ 68
Net income (loss) from investments in associated corporations	(15)	(7)	(25)
Canadian banking [member]
Disclosure of operating segments [line items]
Net income (loss) from investments in associated corporations	20	15	20
International banking [member]
Disclosure of operating segments [line items]
Net income (loss) from investments in associated corporations	49	38	93
Global Wealth Management [member]
Disclosure of operating segments [line items]
Net income (loss) from investments in associated corporations	$ 3	$ 3	$ 3